NOTES PAYABLE (Details Narrative) - USD ($)		1 Months Ended			12 Months Ended
	Sep. 02, 2021	Jan. 31, 2023	Jul. 31, 2022	Apr. 30, 2020	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Advances					$ 90,000	$ 50,000	$ 75,000	$ 20,000	$ 20,000	$ 12,000	$ 11,000	$ 7,500	$ 2,000
Loan balance				$ 201,352
Repayments of notes payable					51,500	145,516
Proceeds from advances					52,500	125,000
Balances of advances					11,000	215,000
Proceeds from third party debt					0	98,500
Payment protection program loan interest expense					4,780	3,826
Outstanding advances debt balance					205,000
Refinance Agreement [Member]
Repayments of notes payable		$ 2,133	$ 1,332
Proceeds from third party debt		$ 98,500	$ 50,460
Total Number of installments		420 days	336 days
Total Payable to third party		$ 128,000	$ 63,960
Original issue discount, at issuance		$ 29,500	$ 13,500
Interest expense on original issue discount						7,313
Notes payable					0		29,316
Original issue discount balance					0		6,188
Net balance of notes payable							$ 23,128
Elite Beverage International [Member]
Forgiveness loan amount	$ 105,867
Interest rates				0.98%
Maturity date				Apr. 23, 2022
Balance of PPP loan					$ 95,485	$ 95,485